EMPLOYEE BENEFITS (Detail Textuals 1) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares allocated from suspense account to participants	175,305
Compensation expense of ESOP	$ 79,000	$ 60,000	$ 122,000	$ 139,000
Employee Stock Ownership Plan (ESOP) Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares purchased	452,295
Total purchase price	4,500,000
Average purchase price per share	$ 9.86
Number of shares allocated from suspense account to participants	175,305		152,685
ESOP shares committed to be released, shares	5,655		16,965
Compensation expense of ESOP	$ 79,000	$ 59,000	$ 122,000	$ 139,000